Commitments and Contingencies - Outstanding Financial Instruments Whose Contract Amounts Represent Credit Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Total commitments	$ 149,084	$ 147,104
Commitments to Extend Credit [Member]
Loss Contingencies [Line Items]
Total commitments	127,986	134,241
Credit Card Commitments [Member]
Loss Contingencies [Line Items]
Total commitments	12,821	11,650
Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Total commitments	$ 8,277	$ 1,213